Intangible Assets, Net (Tables)	12 Months Ended
May 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net, consisted of the following:

	As of May 31,
	2023	2024
	US$	US$
Intangible assets with indefinite lives:
Trademark	230	226
Intangible assets with finite lives:
Trademark	16,221	16,005
Courseware	1,214	1,192
Student base	12,059	11,935
Favorable lease	660	648
License	415	415
Copyright	2,250	2,210
Distribution channel	16,737	16,434

	49,786	49,065

Less: accumulated amortization	(25,555)	(31,648)
Exchange differences	948	1,255

	25,179	18,672